Commitments and Contingencies (Details Narrative) - Omnim2m, Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease rent amount	$ 3,000		$ 3,000
Rent expense	$ 0	$ 18,000	$ 18,000	$ 36,000